Fair Value Measurements (Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Details) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amount primarily related to deferred taxes on appreciation of investment value	$ 240,000,000		$ 188,000,000
Estimate Of Fair Value Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market investments	209,000,000		206,000,000
Total assets	3,030,000,000		2,881,000,000
Total liabilities	311,000,000		414,000,000
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market investments	209,000,000		206,000,000
Total assets	2,241,000,000		2,127,000,000
Total liabilities	163,000,000		442,000,000
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	708,000,000		680,000,000
Total liabilities	153,000,000		302,000,000
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	81,000,000		69,000,000
Total liabilities	160,000,000		143,000,000
Netting [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	0	[1]	5,000,000	[1]
Total liabilities	(165,000,000)		(473,000,000)
Nuclear Decommissioning Trusts [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market investments	21,000,000		24,000,000
U.S. equity securities	940,000,000		841,000,000
Non-U.S. equity securities	379,000,000		323,000,000
U.S. government and agency securities	681,000,000		720,000,000
Total assets	2,021,000,000	[2]	1,908,000,000	[3]
Nuclear Decommissioning Trusts [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
U.S. equity securities	9,000,000		8,000,000
U.S. government and agency securities	139,000,000		156,000,000
Municipal securities	59,000,000		58,000,000
Other fixed-income securities	173,000,000		99,000,000
Total assets	380,000,000	[2]	321,000,000	[3]
Nuclear Decommissioning Trusts [Member] | Estimate Of Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market investments	21,000,000		24,000,000
U.S. equity securities	949,000,000		849,000,000
Non-U.S. equity securities	379,000,000		323,000,000
U.S. government and agency securities	820,000,000		876,000,000
Municipal securities	59,000,000		58,000,000
Other fixed-income securities	173,000,000		99,000,000
Total assets	2,401,000,000	[2]	2,229,000,000	[3]
Price Risk Management Instruments [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	1,000,000
Electric	1,000,000
Electric	155,000,000		411,000,000
Gas	8,000,000		31,000,000
Price Risk Management Instruments [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	65,000,000		98,000,000
Electric	60,000,000		92,000,000
Gas	5,000,000		6,000,000
Electric	144,000,000		289,000,000
Gas	9,000,000		13,000,000
Price Risk Management Instruments [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	81,000,000		69,000,000
Electric	80,000,000		69,000,000
Gas	1,000,000
Electric	160,000,000		143,000,000
Price Risk Management Instruments [Member] | Netting [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	0	[1]	5,000,000	[1]
Electric	6,000,000	[1]	8,000,000	[1]
Gas	(6,000,000)	[1]	(3,000,000)	[1]
Electric	(156,000,000)		(441,000,000)	[1]
Gas	(9,000,000)	[1]	(32,000,000)	[1]
Price Risk Management Instruments [Member] | Estimate Of Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	147,000,000		172,000,000
Electric	147,000,000		169,000,000
Gas	0		3,000,000
Electric	303,000,000		402,000,000
Gas	8,000,000		12,000,000
Rabbi Trusts [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other fixed-income securities	30,000,000		25,000,000
Life insurance contracts	72,000,000		67,000,000
Total assets	102,000,000		92,000,000
Rabbi Trusts [Member] | Estimate Of Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other fixed-income securities	30,000,000		25,000,000
Life insurance contracts	72,000,000		67,000,000
Total assets	102,000,000		92,000,000
Long-Term Disability Trust [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market investments	10,000,000		13,000,000
U.S. equity securities	0		0
Total assets	10,000,000		13,000,000
Long-Term Disability Trust [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
U.S. equity securities	14,000,000		15,000,000
Non-U.S. equity securities	11,000,000		9,000,000
Fixed-income securities	136,000,000		145,000,000
Total assets	161,000,000		169,000,000
Long-Term Disability Trust [Member] | Estimate Of Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market investments	10,000,000		13,000,000
U.S. equity securities	14,000,000		15,000,000
Non-U.S. equity securities	11,000,000		9,000,000
Fixed-income securities	136,000,000		145,000,000
Total assets	$ 171,000,000		$ 182,000,000

[1]	Includes the effect of the contractual ability to settle contracts under master netting agreements and margin cash collateral.
[2]	Excludes $240 million at December 31, 2012 primarily related to deferred taxes on appreciation of investment value.
[3]	Excludes $188 million at December 31, 2011 primarily related to deferred taxes on appreciation of investment value.